Lease Commitments	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Lease Commitments:

7.       Lease Commitments:

Details of the Company’s lease commitments are discussed in Note 5 and Note 6 of the Company’s consolidated financial statements for the year ended December 31, 2018, included in the 2018 Annual Report and are supplemented by the below new activities.

During the six-month period ended June 30, 2019, the Company recognized new lease liabilities of $65,250 in connection with the OCC Vessels, as discussed in Note 5 and Note 6.

On March 29, 2019, the Company entered into an agreement to sell the Star Pisces and simultaneously entered into a bareboat charter party contract with SK Shipholding S.A. to bareboat charter the vessel for seven years. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus interest, and the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $7,628. The amount of $19,125 provided under the respective agreement which was concluded in April 2019, was used to pay the remaining amount of $11,671 under the NIBC $32,000 Facility.

On May 22, 2019, the Company entered into an agreement to sell the Star Libra and simultaneously entered into a bareboat charter party contract with Ocean Trust Co. Ltd. to bareboat charter the vessel for seven years. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate quarterly plus interest, and the Company has an option to purchase the vessel at any time after the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $18,107. The amount of $33,950 provided under the respective agreement which was concluded in July 2019, was used to pay the remaining amount under the previous lease agreement of the Star Libra.

On July 10, 2019, the Company entered into an agreement to sell the Star Challenger and simultaneously entered into a bareboat charter party contract with Kyowa Sansho Co. Ltd. to bareboat charter the vessel for eleven years. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus a variable amount and the Company has an option to purchase the vessel starting on the third anniversary of vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term. The amount of $15,000 provided under the respective agreement was used to pay the remaining amount of approximately $10,874 under the HSH Nordbank AG $35,000 Facility.

During the six-month period ended June 30, 2019, the Company repaid the outstanding amounts under the lease agreements of the Star Magnanimus, the Star Ariadne, the Star Laetitia, the Star Sienna, the Star Virgo, the Star Marisa and the ABOY Karlie with CSSC. The lease agreements were refinanced with the proceeds from the following loan facilities: (i) ING $100,600 Facility, (ii) E.SUN Facility, (iii) SEB Facility, (iv) Citibank $62,600 Facility and (v) CTBC Facility, which are described in Note 9. In addition the Company repaid the outstanding amount under the lease agreement of the Star Alessia (ex-ABY Asia) using the amount drawn under the ING $100,600 Facility (Note 9).

As of June 30, 2019, the Company was party to 27 bareboat leases, including the bareboat lease for the Star Ayesha as described above. The respective leases, among others, require the Company to acquire each underlying vessel at a specified price upon the completion of its bareboat term or grant the option to purchase the underlying vessel that the Company is reasonably certain that will exercise and as a result, vessels subject to these bareboat leases were recognized as fixed assets in the Company’s balance sheet.

The interest expense on the financial liability related to these leases for the six-month periods ended June 30, 2018 and 2019 was $8,905 and $14,652, respectively, and is included within “Interest and finance costs” in the unaudited interim condensed consolidated statements of operations. As of June 30, 2019, the gross amount recognized for the vessels under bareboat leases was $783,634, with accumulated depreciation of $51,481. Depreciation expense for the bareboat leased vessels for the six month periods ended June 30, 2018 and 2019 amounted to $7,319 and $12,688, respectively.

In connection with the refinancing of the aforementioned lease agreements, we incurred expenses of $1,399 and $25 of unamortized debt issuance costs were written off, which are both included under “Loss on debt extinguishment,” in the consolidated statement of operations for the six months ended June 30, 2019.

The principal payments required to be made after June 30, 2019 for the outstanding lease obligations are as follows:

Twelve month periods ending	Amount
June 30, 2020	$60,245
June 30, 2021	58,150
June 30, 2022	56,770
June 30, 2023	74,736
June 30, 2024	119,562
June 30, 2025 and thereafter	89,059
Total bareboat lease minimum payments	$458,522
Unamortized debt issuance costs	3,404
Total bareboat lease minimum payments, net	$455,118
Excluding bareboat lease interest	53,945
Lease commitments – short term	44,333
Lease commitments – long term	356,840